Note 4 - Business Combinations - Preliminary Allocation of Consideration to the Assets Acquired and Liabilities Assumed (Details) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 06, 2018	Apr. 30, 2018	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Consideration paid:
Cash			$ 445,386,000	$ 21,000,000
Cash, net of cash acquired			445,386,000	21,000,000
Net assets acquired:
Goodwill			$ 238,811,000	$ 74,656,100	$ 73,509,208	$ 54,400,319
CPH Acquisition [Member]
Consideration paid:
Cash	$ 445,386,000
Fair value of rollover equity	164,908,000
Total consideration paid	610,294,000
Cash, net of cash acquired	445,386,000
Total consideration paid	610,294,000
Net assets acquired:
Current assets	49,112,000
Intangible assets	220,700,000
Property and equipment	219,279,000
Liabilities assumed	(117,608,000)
Total net assets acquired	371,483,000
Goodwill	238,811,000
Intangible assets	$ 220,700,000
O’Brien Acquisition [Member]
Consideration paid:
Cash		$ 21,000,000
Total consideration paid		21,000,000
Cash, net of cash acquired		21,000,000
Total consideration paid		21,000,000
Net assets acquired:
Intangible assets		2,810,000
Property and equipment		16,163,000
Goodwill		1,887,000
Inventory		140,000
Intangible assets		2,810,000
Total net assets acquired		$ 19,113,000